Stockholders' Equity (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014
Preferred stock, shares authorized	20,000,000		20,000,000	20,000,000
Preferred stock, shares issued
Common stock, shares authorized	100,000,000		100,000,000	100,000,000
Common stock, shares outstanding	38,082,488		32,211,956	24,269,047
Common stock warrants exercised	791,139
Common stock warrants expired	0
Common stock warrants exercised or expired during period		$ 0
Hankey Capital, LLC [Member]
Common shares issued for collateral on loan, shares	11,392,406		8,860,760